Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [Line Items]
Summary of Categories of Financial Instruments

Categories of Financial Instruments

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Financial assets
Measured at FVTPL
Mandatorily measured at FVTPL	$1,024	$1,037
Hedging financial assets	13	—
Financial assets at amortized cost (Note a)	81,523	82,091
Financial assets at FVOCI	3,491	4,412
Financial liabilities
Hedging financial liabilities	—	—
Measured at amortized cost (Note b)	67,451	65,466

Note a: The balances included cash and cash equivalents, trade notes and accounts receivable, receivables from related parties, other current monetary assets and refundable deposits (classified as other noncurrent assets), which were financial assets measured at amortized cost.

Note b: The balances included short-term loans, trade notes and accounts payable, payables to related parties, partial other payables, customers’ deposits, bonds payable and long-term loans (including the current portion) which were financial liabilities carried at amortized cost.

Maturity Analysis For Nonderivative Financial Liabilities

December 31, 2022

	Weighted Average Effective Interest Rate (%)	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	More than 5 Years	Total
		NT$	NT$	NT$	NT$	NT$	NT$
		(In Millions)
Non-derivative financial liabilities
Non-interest bearing	—	$39,904	$—	$2,144	$5,157	$—	$47,205
Floating interest rate instruments	1.79	—	300	422	1,600	—	2,322
Fixed interest rate instruments	0.53	—	—	—	21,700	8,800	30,500
		$39,904	$300	$2,566	$28,457	$8,800	$80,027

Information About the Maturity Analysis for Lease Liabilities

Information about the maturity analysis for lease liabilities was as follows:

	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$3,390	$4,446	$2,143	$870	$10,849

Information about the maturity analysis for lease liabilities was as follows:

	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$3,519	$4,819	$2,357	$518	$11,213

Liquidity Analysis for Derivative Financial Instruments

	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
December 31, 2022
Gross settled
Forward exchange contracts
Inflows	$—	$501	$—	$—	$501
Outflows	—	485	—	—	485
	$—	$16	$—	$—	$16
December 31, 2023
Gross settled
Forward exchange contracts
Inflows	$—	$169	$—	$—	$169
Outflows	—	169	—	—	169
	$—	$—	$—	$—	$—

Financing Facilities
2)
Financing facilities

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Unsecured bank loan facilities
Amount used	$722	$585
Amount unused	56,862	56,191
	$57,584	$56,776
Secured bank loan facilities
Amount used	$1,600	$1,600
Amount unused	—	20
	$1,600	$1,620

Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Carrying Amounts of Assets and Liabilities Related to Market Risk
1)
Foreign currency risk

The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities at the balance sheet dates were as follows:

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Assets
USD	$2,355	$2,044
EUR	90	68
SGD	627	920
RMB	37	155
Liabilities
USD	852	1,030
EUR	875	675
SGD	2,010	1,864
RMB	37	38

The carrying amounts of the Company’s derivatives with exchange rate risk exposures at the balance sheet dates were as follows:

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Assets
EUR	$16	$—
Liabilities
EUR	—	—

Foreign Currency Risk Sensitivity Analysis

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Profit or loss
Monetary assets and liabilities (a)
USD	$56	$75	$51
EUR	(41)	(39)	(30)
SGD	(85)	(69)	(47)
RMB	3	—	6
Derivatives (b)
EUR	13	3	7
Equity
Derivatives (c)
EUR	11	22	1
a)
This is mainly attributable to the exposure to foreign currency denominated receivables and payables of the Company outstanding at the balance sheet dates.
b)
This is mainly attributable to forward exchange contracts.
c)
This is mainly attributable to the changes in the fair value of derivatives that are designated as cash flow hedges.

Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Carrying Amounts of Assets and Liabilities Related to Market Risk

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Fair value interest rate risk
Financial assets	$41,593	$43,156
Financial liabilities	41,150	41,458
Cash flow interest rate risk
Financial assets	9,631	9,136
Financial liabilities	2,322	2,185